Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended:  March 31, 2013
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 04/30/13



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
54
Form 13F Information Table Value Total:
$553,788
List of Other Included Managers:
NONE


                                                                                                        Voting Authority
                                                                                                        ----------------
                                                           Value      Shares/    Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole
------------------------------ ---------------- --------- -------- ------------- --- ---- ------- ------------ --------
American National Bankshares I COM              027745108     1618         75069 SH       Defined                 75069
Assurant, Inc. (AIZ)           COM              04621x108    22335        496215 SH       Defined                496215
BCSB Bancorp. (BCSB)           COM              055367106     2390        138524 SH       Defined                138524
BioScrip, Inc. (BIOS)          COM              09069n108    11199        881146 SH       Defined                881146
CA, Inc.  (CA)                 COM              12673p105    16434        652646 SH       Defined                652646
Chicopee Bancorp Inc.  (CBNK)  COM              168565109     1105         65389 SH       Defined                 65389
Cisco Systems Inc. (CSCO)      COM              17275r102    17778        850819 SH       Defined                850819
Clifton Savings Bancorp Inc. ( COM              18712q103      128         10271 SH       Defined                 10271
ConocoPhillips (COP)           COM              20825c104      635         10567 SH       Defined                 10567
Denbury Resources Inc. (DNR)   COM              247916208     3589        192413 SH       Defined                192413
Dycom Industries Inc. (DY)     COM              267475101     2016        102400 SH       Defined                102400
EMCOR Group Inc. (EME)         COM              29084q100    20372        480590 SH       Defined                480590
EOG Resources Inc. (EOG)       COM              26875p101    11930         93149 SH       Defined                 93149
ESSA Bancorp Inc. (ESSA)       COM              29667d104     3026        279112 SH       Defined                279112
Emerson Electric (EMR)         COM              291011104     1712         30637 SH       Defined                 30637
Energen Corporation (EGN)      COM              29265n108    21247        408519 SH       Defined                408519
FTI Consulting (FCN)           COM              302941109    33966        901911 SH       Defined                901911
First Connecticut Bancorp  (FB COM              319850103      700         47542 SH       Defined                 47542
GSI Group Inc. (GSIG)          COM              36191c205    10276       1204745 SH       Defined               1204745
Harmonic Inc. (HLIT)           COM              413160102    25636       4427595 SH       Defined               4427595
Heritage Financial Group Inc.  COM              42726x102      770         53165 SH       Defined                 53165
Lumos Networks Corp (LMOS)     COM              550283105     5836        432943 SH       Defined                432943
MYR Group Inc.  (MYRG)         COM              55405w104     3467        141150 SH       Defined                141150
MasTec, Inc. (MTZ)             COM              576323109    18341        629183 SH       Defined                629183
Michael Baker Corp. (BKR)      COM              057149106    22638        923994 SH       Defined                923994
Middleburg Financial Corp. (MB COM              596094102      614         31654 SH       Defined                 31654
NGP Capital Resources (NGPC)   COM              62912R107     1562        219745 SH       Defined                219745
NTELOS Holdings Corp.  (NTLS)  COM              67020q305     8348        651703 SH       Defined                651703
Newpark Resources Inc.  (NR)   COM              651718504     3331        358914 SH       Defined                358914
ON Semiconductor Corp. (ONNN)  COM              682189105    16936       2046606 SH       Defined               2046606
OceanFirst Financial (OCFC)    COM              675234108      947         65657 SH       Defined                 65657
PPL Corporation (PPL)          COM              69351t106    22356        714033 SH       Defined                714033
PartnerRe Ltd. (PRE)           COM              G6852T105    25572        274642 SH       Defined                274642
Pentair Ltd. (PNR)             COM              h6169q108     1056         20016 SH       Defined                 20016
Phillips 66 (PSX)              COM              718546104      376          5380 SH       Defined                  5380
Republic Services (RSG)        COM              760759100    32807        994146 SH       Defined                994146
Rosetta Resources, Inc. (ROSE) COM              777779307    20274        426094 SH       Defined                426094
Rush Enterprises Inc. Cl A (RU COM              781846209    10153        420953 SH       Defined                420953
Rush Enterprises Inc. Cl B (RU COM              781846308     6052        295798 SH       Defined                295798
Shore Bancshares Inc. (SHBI)   COM              825107105      578         85144 SH       Defined                 85144
Southern National Bancorp of V COM              843395104     6449        666193 SH       Defined                666193
Suncor Energy Inc. (SU)        COM              867224107    13751        458218 SH       Defined                458218
j2 Global, Inc.  (JCOM)        COM              48123v102    28973        738918 SH       Defined                738918
Alcatel-Lucent USA Inc.        CONV             549463AH0    20365      20302000 PRN      Defined              20302000
Bill Barrett Corp.             CONV             06846NAA2     5843       5839000 PRN      Defined               5839000
Ciena Corporation              CONV             171779AB7     2656       2673000 PRN      Defined               2673000
Cogent Communications Group    CONV             19239VAB0     5288       5396000 PRN      Defined               5396000
Digital River Inc.             CONV             25388BAC8     5820       5946000 PRN      Defined               5946000
Electronic Data Systems        CONV             285661AF1      247        247000 PRN      Defined                247000
Greenbrier Cos Inc.            CONV             393657AD3      645        645000 PRN      Defined                645000
Hologic Inc.                   CONV             436440AA9     2026       2018000 PRN      Defined               2018000
Live Nation Inc.               CONV             538034AB5    20201      20126000 PRN      Defined              20126000
Rambus Inc.                    CONV             750917AC0    24266      23937000 PRN      Defined              23937000
Sandisk Corp.                  CONV             80004CAC5     7153       7157000 PRN      Defined               7157000